Prospectus Supplement	dated August 1,
2009

Putnam VT Global Asset Allocation Fund Prospectus dated 04/30/09

In July 2009, Putnam Management and the Board of Trustees of the fund agreed, effective August 1, 2009, to replace the fund’s previous expense limitation with a new arrangement that (a) limits the fund’s management fee and (b) places a limit on other expenses of the fund.

The table of Total Annual Fund Operating Expenses in Fund summary – Costs associated with your investment is revised as follows to reflect projected expenses based on the new expense limitations and the fund’s current (6/30/09) asset level:

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Acquired	Total	Expense	Net
		Distribution	Other	fund	annual	reimburse-	expenses
	Management	(12b-1) and	expenses	operating	fund	ment
	fees	service fees		expenses**	operating
					expenses

Class
IA	0.70%	N/A	0.25%	0.01%	0.96%	-0.02%	0.94%

Class
IB	0.70%	0.25%	0.25%	0.01%	1.21%	-0.02%	1.19%

* Reflects Putnam Management’s contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets. Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the fund’s management fee to an annual rate of 0.700% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

** Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Annual operating expenses on a $10,000 investment over time†

	1 year	3 years	5 years	10 years

Class IA	$96	$304	$529	$1,176

Class IB	$121	$382	$663	$1,468

† Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through July 31, 2010.

*******

At the same meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund. See the fund’s SAI for additional information about the proposed management contract.

HV-6445 257672 08/09

Prospectus Supplement	dated August 1,
2009

Putnam VT Growth Opportunities Fund Prospectus dated 04/30/09

In July 2009, Putnam Management and the Board of Trustees of the fund agreed, effective August 1, 2009, to replace the fund’s previous expense limitation with a new arrangement that places a limit on certain expenses of the fund.

The table of Total Annual Fund Operating Expenses in Fund summary – Costs associated with your investment is revised as follows to reflect projected expenses based on the new expense limitation and the fund’s current (6/30/09) asset level:

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Acquired	Total		Net
		Distribution		fund	annual	Expense	expenses
	Management	(12b-1) and	Other	operating	fund	reimbursement
	fees	service fees	expenses	expenses**	operating
					expenses

Class
IA	0.70%	N/A	0.35%	0.01%	1.06%	-0.12%	0.94%

Class
IB	0.70%	0.25%	0.35%	0.01%	1.31%	-0.12%	1.19%

* Reflects Putnam Management’s contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

** Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Annual operating expenses on a $10,000 investment over time†

	1 year	3 years	5 years	10 years

Class IA	$96	$325	$573	$1,283

Class IB	$121	$403	$707	$1,573

† Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through July 31, 2010.

*******

At the same meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund. See the fund’s SAI for additional information about the proposed management contract.

                                                                                                                                                                                                                            HV-6446 257673 08/09

Prospectus Supplement	dated August 1,
2009

Putnam VT International New Opportunities Fund Prospectus dated 04/30/09

In July 2009, Putnam Management and the Board of Trustees of the fund agreed, effective August 1, 2009, to replace the fund’s previous expense limitation with a new arrangement that places a limit on certain expenses of the fund.

The table of Total Annual Fund Operating Expenses in Fund summary – Costs associated with your investment is revised as follows to reflect projected expenses based on the new expense limitation and the fund’s current (6/30/09) asset level:

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Total	Expense	Net
	Management	Distribution	Other	annual	reimbursement	expenses
	fees	(12b-1) and	expenses**	fund
		service fees		operating
				expenses

Class
IA	1.00%	N/A	0.27%	1.27%	-0.04%	1.23%

Class
IB	1.00%	0.25%	0.27%	1.52%	-0.04%	1.48%

* Reflects Putnam Management’s contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

** Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Annual operating expenses on a $10,000 investment over time†

	1 year	3 years	5 years	10 years

Class IA	$125	$399	$693	$1,530

Class IB	$151	$476	$825	$1,815

† Reflects Putnam Management’s contractual obligation to limit fund expenses from August 1, 2009 through July 31, 2010.

*******

At the same meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund. See the fund’s SAI for additional information about the proposed management contract.

                                                                                                                                                                                                                             HV-6447 257674 08/09

Prospectus Supplement	dated August 1,
2009

Putnam VT The George Putnam Fund of Boston Prospectus dated 04/30/09

In July 2009, Putnam Management and the Board of Trustees of the fund agreed, effective August 1, 2009, to replace the fund’s previous expense limitation with a new arrangement that places a limit on certain expenses of the fund.

The table of Total Annual Fund Operating Expenses in Fund summary – Costs associated with your investment is revised as follows to reflect projected expenses based on the new expense limitation and the fund’s current (6/30/09) asset level:

Total annual fund operating expenses* (expenses that are deducted from fund assets)

				Acquired	Total
		Distribution		fund	annual
	Management	(12b-1) and	Other	operating	fund
	fees	service fees	expenses	expenses**	operating
					expenses

Class
IA	0.65%	N/A	0.17%	0.02%	0.84%

Class
IB	0.65%	0.25%	0.17%	0.02%	1.09%

* Putnam Management has contractually agreed, from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets. For additional information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (SAI).

** Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

The table in Fund summary – How do these fees and expenses look in dollar terms? is replaced with the following:

EXAMPLE: Annual operating expenses on a $10,000 investment over time

	1 year	3 years	5 years	10 years

Class IA	$86	$268	$466	$1,037

Class IB	$111	$347	$601	$1,332

*******

At the same meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund. See the fund’s SAI for additional information about the proposed management contract.

HV-6448 257773 08/09